Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Transaction with Tencent
Business combination
Summary of goodwill and intangible assets

	Amount	Amortization Years
	RMB
Strategic Cooperation Agreement	6,075,289	5
Non-compete Agreement	1,442,389	8
Logistic workforce	13,900	3
Technology*	108,800	5
Domain names and trademark*	33,100	10
Advertising customer relationship*	80,400	7
Deferred tax liability	(41,893)
Goodwill*	2,593,420

* In November 2015, the Group announced its decision to terminate the consumer-to-consumer (C2C) business of Paipai.com by December 31, 2015 with a transitional period of three months. The shut-down of Paipai.com is to combat the marketing and sales of counterfeit products and to protect the interests of consumers and brands. As a result, the Group decided that the goodwill arisen from the acquisition of the Combined Platform Business was fully impaired and an impairment charge of RMB2,593,420 was recorded in the fourth quarter of 2015. Concurrently, the remaining balance of the intangible assets arisen from the acquisition amounted to RMB156,709 as of December 31, 2015 was also determined to be impaired and the related deferred tax liability of RMB27,796 recorded from the acquisition of the Combined Platform Business was reversed as a tax benefit in the fourth quarter of 2015.

Transaction with Walmart
Business combination
Summary of goodwill and intangible assets

Amount
RMB
Fair value of the Company’s shares issued	9,592,258

	Amount	Amortization Years
	RMB
Non-compete Agreement	1,019,816	8
YHD marketplace
Property, plant and equipment, net	65,887
Customer relationship	29,896	10
Technology	537,785	7
Domain names and trademark	3,099,958	20
Goodwill	5,755,826
Deferred tax liability	(916,910)

Total Purchase price	9,592,258